Pro Forma Net Income and Earnings per Share (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per Share, Pro Forma [Line Items]
Income before income taxes	$ 1,360	$ 22,080	$ 9,042	$ 3,939	$ (1,111)	$ 19,471	$ 6,594	$ 415	$ 7,431	$ 33,950	$ 33,911	$ 5,003
Provision for income taxes	(524)				242					(13,024)	(12,533)	(246)
Net income	836				(869)					20,926	21,378	4,757
Net loss attributable to noncontrolling interest	10				55					96	310	30
Net income attributable to The New Home Company Inc.	$ 846	$ 13,780	$ 5,547	$ 2,509	$ (814)	$ 12,226	$ 4,444	$ 449	$ 4,569	$ 21,022	$ 21,688	4,787
Pro Forma
Earnings per Share, Pro Forma [Line Items]
Provision for income taxes												(1,648)
Net income												3,355
Net loss attributable to noncontrolling interest												30
Net income attributable to The New Home Company Inc.												$ 3,385
Pro forma basic earnings per share attributable to The New Home Company Inc.												$ 0.21
Diluted Earnings Per Share Pro Forma												$ 0.21